Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of the Company’s Net deferred Tax Assets	Significant components of the Company’s net deferred tax assets are as follows:
	As of December 31,
	2025	2024
	U.S. dollars in thousands
Deferred tax assets
Net operating loss carryforward	$8,778	$5,688
Other temporary differences	54	95
Capitalized research and development costs	1,257	1,282
Operating lease liability	39	17
Vacation and convalescence accrual	55	67

Total deferred tax assets:	10,183	7,149

Deferred tax liability: Operating lease right-of-use assets	(39)	(19)

Total deferred tax liability	(39)	(19)

Net deferred tax assets:	10,144	7,130
Less: Valuation allowance	(10,144)	(7,130)

Net deferred tax asset	-	-

Schedule of the Movement of the Valuation Allowance

The movement of the valuation allowance (through income statement) is as follows:

	For the year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands

Balance at the beginning of the year	7,130	4,829	3,016
Addition of valuation allowance	3,014	2,301	1,813

Net change in the valuation allowance	3,014	2,301	1,813

Balance at the end of the year	10,144	7,130	4,829